Financial assets and liabilities (Tables)	3 Months Ended
Sep. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of September 30, 2019
Cash & cash equivalents	5(a)	—	—	34,536	34,536
Trade & other receivables	5(b)	—	—	17,857	17,857
Financial assets at fair value through other comprehensive income	5(e)	1,952	—	—	1,952
Other non-current assets		—	—	3,299	3,299
		1,952	—	55,692	57,644
As of June 30, 2019
Cash & cash equivalents	5(a)	—	—	50,426	50,426
Trade & other receivables	5(b)	—	—	4,060	4,060
Financial assets at fair value through other comprehensive income	5(e)	2,317	—	—	2,317
Other non-current assets		—	—	3,324	3,324
		2,317	—	57,810	60,127

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of September 30, 2019
Trade and other payables	5(c)	—	—	12,740	12,740
Borrowings	5(d)	—	—	83,732	83,732
Lease liabilities	5(f)	—	—	5,440	5,440
Contingent considerations	5(e)(iii)	—	47,528	—	47,528
		—	47,528	101,912	149,440
As of June 30, 2019
Trade and other payables	5(c)	—	—	13,060	13,060
Borrowings	5(d)	—	—	81,286	81,286
Contingent considerations	5(e)(iii)	—	47,534	—	47,534
		—	47,534	94,346	141,880

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Cash at bank	34,131	50,005
Deposits at call(1)	405	421
	34,536	50,426

(1)	As of September 30, 2019 and June 30, 2019, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments

(i) Trade receivables

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Trade debtors	1,872	1,739
Funds receivable from Development and Commercialization Agreement(1)	15,000	—
Income tax and tax incentives recoverable(2)	—	1,511
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	45	2
Other recoverable taxes (Goods and services tax and value-added tax)	215	86
Interest receivables	4	1
Trade and other receivables	17,857	4,060

(1)

On September 9, 2019, the Group entered into a strategic partnership with Grünenthal, to develop and commercialize its allogeneic product candidate MPC-06-ID for the treatment of chronic low back pain due to degenerative disc disease. Under the partnership, Grünenthal will have exclusive commercialization rights to MPC-06-ID for Europe and Latin America. The contractual terms of the agreement pertaining to the receipt of funds that became payable on signing, were binding and therefore the Group recognized a receivable of $15.0 million at September 30, 2019. On October 1, 2019 the net proceeds of $15.0 million were received and recognized in cash and cash equivalents.

(2)

The Group’s research and development activities are not eligible for the refundable tax offset, under an Australian Government tax incentive as a result of the Group earning revenues in excess of A$20.0 million. For the three months ended September 30, 2019, the Group has recognized $Nil income. The $1.5 million recognized as a receivable at June 30, 2019, related to the July 1, 2017 to June 30, 2018 financial period, and was received in July 2019.

(ii) Prepayments

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Clinical trial research and development expenditure	6,516	6,042
Prepaid insurance and subscriptions	432	1,095
Other	1,252	899
Prepayments	8,200	8,036

Summary of Trade and Other Payables
a.	Trade and other payables

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Trade payables and other payables	12,740	13,060
Trade and other payables	12,740	13,060

Summary of Borrowings
b.	Borrowings

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Current
Secured liabilities:
Borrowing arrangements	18,851	14,007
	18,851	14,007

Non-current
Secured liabilities:
Borrowing arrangements	61,549	65,601
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	10,070	8,416
	64,881	67,279

Summary of Net Debt

(iii) Net debt reconciliation

(in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Cash and cash equivalents	34,536	50,426
Borrowings Repayable within one year	(20,375)	(14,007)
Borrowings Repayable after one year	(68,797)	(67,279)
Net Debt(1)	(54,636)	(30,860)

Cash and cash equivalents	34,536	50,426
Gross debt - fixed interest rates	(40,249)	(33,060)
Gross debt - variable interest rates	(48,923)	(48,226)
Net Debt(1)	(54,636)	(30,860)
(1)	Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation
		Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Notes	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at 30 June 2019		(81,286)	—	(81,286)	50,426	(30,860)
Recognized on adoption of IFRS 16	13	—	(5,775)	(5,775)	—	(5,775)
		(81,286)	(5,775)	(87,061)	50,426	(36,635)
Cash Flows		—	335	335	(15,847)	(15,512)
Remeasurement of borrowing arrangements		(281)	—	(281)	—	(281)
Other Changes(1)		(2,165)	—	(2,165)	—	(2,165)
Foreign exchange adjustments		—	—	—	(43)	(43)
Net Debt		(83,732)	(5,440)	(89,172)	34,536	(54,636)

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Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of September 30, 2019 and June 30, 2019 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,317	2,317
Total Financial Assets		—	—	2,317	2,317

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	47,534	47,534
Total Financial Liabilities		—	—	47,534	47,534

As of September 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,952	1,952
Total Financial Assets		—	—	1,952	1,952

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	47,528	47,528
Total Financial Liabilities		—	—	47,528	47,528

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the three months ended September 30, 2019 and the year ended June 30, 2019:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2018	42,070
Amount used during the year	(800)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	6,264
Closing balance - June 30, 2019	47,534

Opening balance - July 1, 2019	47,534
Amount used during the period	(294)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	288
Closing balance - September 30, 2019	47,528

(1)

In the year ended June 30, 2019 a loss of $6.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as probability of success, market penetration, developmental timelines, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the three months ended September 30, 2019 a loss of $0.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as product pricing, development timelines, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of September 30,	Fair value as of June 30,	Valuation	Unobservable	Three Months Ended September 30,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2019	2019	technique	inputs(1)	2019	2019	fair value
Contingent consideration provision	47,528	47,534	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Three months ended September 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

Year ended June 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Three months ended September 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Three months ended September 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

The fair value of contingent consideration (in U.S. dollars, in thousands)	As of September 30, 2019	As of June 30, 2019
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	28,247	28,005
Fair value of royalty payments from commercialization of the intellectual property acquired	19,281	19,529
	47,528	47,534

Summary of Lease Liabilities
d.	Lease liabilities

(in U.S. dollars, in thousands)	As of September 30, 2019
Current	1,524
Non-current	3,916
Lease liabilities included in the statement of financial position	5,440